Share-based compensation arrangements - Additional Information (Details)	1 Months Ended						6 Months Ended			12 Months Ended
	Dec. 31, 2024 USD ($) shares Vote $ / shares	Oct. 31, 2024 $ / shares	Jul. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2024 CNY (¥)	Jun. 30, 2024 CNY (¥) shares	May 31, 2023 CNY (¥)	Jun. 30, 2025 USD ($) shares $ / shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 USD ($) Vote $ / shares shares	Dec. 31, 2024 CNY (¥) shares Y	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) shares	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥) Vote shares	Aug. 31, 2024 USD ($)	Aug. 31, 2024 CNY (¥)	Jul. 31, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Jan. 01, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement							81,966	81,966			16,276,585	10,834,516	10,834,516		57,443,348
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares							$ 1.2			$ 2.7		$ 1.2		$ 1.2
Weighted average share price, share options granted | $ / shares							$ 4.4			$ 3.4		$ 2.6		$ 2.4
Weighted average fair value at measurement date, share options granted	$ 55,700,000						$ 400,000			$ 55,700,000		$ 27,600,000		$ 142,800,000		¥ 2,600,000	¥ 396,500,000					¥ 194,300,000	¥ 959,800,000
Weighted average remaining contractual life of outstanding share options											7 years	8 years	8 years		9 years 1 month 6 days
Expected dividend, share options granted | $							$ 0					$ 0
Cumulative catchup adjustments to share based compensation | ¥													¥ 417,100,000
Expense from share-based payment transactions | ¥															¥ 0
Number of share options exercised in share-based payment arrangement	8,879,402						11,164,145	11,164,145
Weighted average share price | $ / shares		$ 3.89	$ 1.22
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners | ¥						¥ 0
Par value per share | $ / shares			0.00001
Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	149,442,793									149,442,793							149,442,793
Vote Per Share | Vote	1									1							1
Class B Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vote Per Share | Vote	40									40							40
Series D And Series D+ Preferred Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares			$ 0.00001
Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	85,263,652		80,544,159							85,263,652		1,763,689		1,892,780			85,263,652			80,544,159		1,763,689	1,892,780	106,850,470
Par value per share | $ / shares			$ 0.00001																		$ 4.53
Cash transferred | $	$ 5.17									$ 5.17
Issued capital												$ 6,000,000		$ 2,000,000								¥ 42,500,000	¥ 13,400,000
Ordinary shares [member] | Class A Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued	2,736,570									2,736,570							2,736,570
Par value per share | $ / shares	$ 0.00001		0.00001							$ 0.00001
Ordinary shares [member] | Class B Ordinary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share | $ / shares			$ 0.00001
Ordinary shares [member] | Series D And Series D+ Preferred Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			12,806,568																	12,806,568
Issued capital			$ 128,100															$ 128,100	¥ 900	¥ 900
2018 Share Plan Share Option [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option granted for reserve							311,125,716	311,125,716			311,125,716
Number of share options granted in share-based payment arrangement											16,276,585	10,834,516	10,834,516		57,443,348
Contractual term of share option granted											10 years
2018 Share Plan Share Option [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares										0.5
2018 Share Plan Share Option [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares										$ 3.9
2018 Share Plan Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted in share-based payment arrangement							11,064,802	11,064,802			20,281,568
Weighted average remaining contractual life of outstanding share options											6 years 10 months 24 days	4 months 24 days	4 months 24 days		1 year 4 months 24 days
Contractual term | Y											7
Expense from share-based payment transactions | ¥								¥ 219,500,000	¥ 291,900,000		¥ 1,187,900,000		¥ 931,800,000		¥ 325,400,000
Number of share options exercised in share-based payment arrangement							1,959,795	1,959,795			207,065,147
2018 Share Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of maximum term of options granted for share-based payment arrangement											Share options granted under the 2018 Share Plan are generally subject to a time-based requirement of up to four-year service schedule.
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement					125,994,150
Number of share options value granted | ¥				¥ 394,200,000	¥ 69,500,000